Schedule of Fair Value of Stock Options (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected Volatility, Minimum	39.00%	39.00%
Expected volatility, maximum	48.00%	48.00%
Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Risk free interest rate, Minimum	2.87%	0.90%
Expected life of options,Minimum	3 years	1 year 11 months 26 days
Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Risk free interest rate, Maximum	4.27%	1.69%
Expected life of options,Minimum	5 years	5 years